Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
5.	Net Income (Loss) Per Share

The following table sets forth the computation of basic net income (loss) per share of common stock for the periods indicated:

	Six Months Ended September 30,
	2019	2018
Basic net income (loss) per share:
Numerator:
Net income (loss)	$(131,451)	$(36,092)
Denominator:
Weighted average common shares outstanding	99,897,191	75,555,700
Minimum shares issuable under purchase contracts	9,214,662	—

	109,111,853	75,555,700

Basic net income (loss) per share	$(1.20)	$(0.48)

The calculation of diluted net income (loss) per share has not been presented due to the presence of a net loss for each period.

Due to their antidilutive effect, the following securities have been excluded from diluted net income (loss) per share for the periods indicated:

	Six Months Ended September 30,
	2019	2018
Incremental shares issuable under purchase contracts	1,842,875	—
Time-Vesting Options	1,405,556	1,839,878
Restricted Stock Units	454,373	—

7.	Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share of common stock:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Basic net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Weighted average common shares outstanding	75,513,130	75,590,613	8,268,077
Basic net income (loss) per share	$(0.69)	$0.81	$(3.18)
Diluted net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Number of shares used in basic computation	75,513,130	75,590,613	8,268,077
Weighted average effect of dilutive securities
Add:
Replacement Time-Vesting Options	—	2,051,346	—
Replacement Restricted Share Units	—	28,440	—
RSUs	—	130,697	—
	75,513,130	77,801,096	8,268,077
Diluted net income (loss) per share	$(0.69)	$0.78	$(3.18)

Due to their antidilutive effect, the following securities have been excluded from diluted net income (loss) per share:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Time-Vesting Options	—	4,570,624	—
Replacement Time-Vesting Options	1,869,456	—	5,790,257
Replacement Restricted Share Units	—	—	75,840